Condensed Interim Consolidated Statements of Loss and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating expenses
Operation and administration (notes 11, 12 and 13) (notes 12, 13 and 14)	$ 552,789	$ 63,634	$ 1,327,059	$ 1,189,226
Exploration	5,210,621	1,109,215	8,645,431	6,416,733
Legal and accounting	159,268	28,572	268,181	240,969
Consulting (note 15)	183,238	84,640	553,152	266,998
Income (loss) from operations	(7,053,072)	(1,286,061)	(10,793,823)	(8,113,926)
Other income or gain (expense or loss)
Change in derivative liability (notes 8, 9 and 11) (notes 9, 10 and 12)	9,311,304	(1,813,257)	(18,843,947)	1,892,488
Accretion expense (notes 8 and 9) (notes 9 and 10)	(118,388)	(33,869)	(359,267)	(734,589)
Financing costs (note 9) (note 10)	(360,000)		(30,000)
Loss on foreign exchange	(100,749)	673	(26,625)	(15,261)
Interest expense (notes 8 and 9) (notes 9 and 10)	(107,427)	(47,890)	(202,426)	(256,029)
Loss on sale of equipment				(10,930)
Loss on loan extinguishment ( note 9 )			(9,407)	(1,204,073)
Loss on private placement (note 11)	(940,290)
Share issuance costs (note 11)	(947,156)
Loss on debt settlement (note 11) (note 12)	(899,237)	(1,056,296)	(1,056,296)
Loss before income tax		(4,236,700)	(31,321,791)	(8,442,320)
Provision for income taxes
Net loss and comprehensive loss for the period	$ (267,859)	$ (4,236,700)	$ (31,321,791)	$ (8,442,320)
Net loss per common share - basic and fully diluted	$ (0.00)	$ (0.10)	$ (0.47)	$ (2.14)
Weighted average number of common shares - basic and fully diluted	106,276,928	43,825,952	67,180,554	3,951,072